NOTE 6. OTHER FINANCING RECEIVABLES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 6. Other Financing Receivables Details
Minimum financing payments receivable	$ 50,175	$ 0
Less: Allowance for doubtful accounts	(374)	0
Net minimum financing payments receivable	49,801	0
Less: unearned interest income	(1,295)	0
Other financing receivables	$ 48,506	$ 0